SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition of right of use assets, with an offset to lease obligation	$ 10,783	$ 1,590
Options
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,680	1,158
Restricted share units
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued	1,216	707
Warrants exercised
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 4,179	$ 716